Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value - Schedule of Financial Instruments Carried at Fair Value (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Less current portion	€ (319)	€ (840)
Total long-term portion
Investor Warrants [Member]
Warrants	319	840
Warrant [Member]
Warrants	319	840
Less current portion	(319)	(840)
Total long-term portion